Taxation - Schedule of Movement of Valuation Allowance (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ (9,995)	(62,017)	(62,938)
Disposal of CAH and WHT	9,017	55,949
Change of valuation allowance in the current year	(76)	(466)	921
Balance at end of year	$ (1,054)	(6,534)	(62,017)